SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - Standard Waste Services L L C [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Operating lease, Year 1	$ 108,000
Finance lease, Year 1	39,650
Operating lease, Year 2	108,000
Finance lease, Year 2	39,650
Operating lease, Year 3	108,000
Finance lease, Year 3	39,650
Operating lease, Year 4	45,000
Finance lease, Year 4	3,271
Operating lease, Total lease payments	369,000
Operating lease, Total lease payments	122,221
Operating lease, interest	33,296
Finance lease, interest	18,315
Operating lease, Total lease obligations	335,704
Finance lease, Total lease obligations	103,906
Operating lease, Current portion	91,828	$ 90,992
Finance lease, Current portion	28,650	27,802
Operating lease, Long-term lease liabilities	243,876	259,533
Finance lease, Long-term lease liabilities	$ 75,256	$ 82,744